Business Segments - Schedule of Long-Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Long-lived Assets	$ 18,084	$ 18,679	$ 24,775
North America [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Long-lived Assets	17,863	18,327	24,163
Europe [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Long-lived Assets	118	217	396
Asia Pacific [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Long-lived Assets	57	81	133
Australia [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Long-lived Assets	$ 46	$ 54	$ 83